Derivatives - Schedule of Derivative Financial Instruments Portfolio by Type of Instrument (Detail) - BRL (R$)	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
B3	R$ 17,778,000,000
Derivative financial instruments [member] | Financial institutions [member] | Over-the-counter market [member]
Disclosure of detailed information about financial instruments [line items]
B3	5,140,000,000	R$ 5,340,000,000
Futures [Member]
Disclosure of detailed information about financial instruments [line items]
B3	781,453,000,000	664,884,000,000
Futures [Member] | Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
B3	781,453,000,000	664,884,000,000
Futures [Member] | Derivative financial instruments [member] | B3 [member]
Disclosure of detailed information about financial instruments [line items]
B3	781,453,000,000	664,884,000,000
Swap [member]
Disclosure of detailed information about financial instruments [line items]
B3	1,442,449,000,000	1,094,378,000,000
Swap [member] | Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
B3	1,442,449,000,000	1,094,378,000,000
Swap [member] | Derivative financial instruments [member] | B3 [member]
Disclosure of detailed information about financial instruments [line items]
B3	835,744,000,000	595,221,000,000
Swap [member] | Derivative financial instruments [member] | Over-the-counter market [member]
Disclosure of detailed information about financial instruments [line items]
B3	606,705,000,000	499,157,000,000
Swap [member] | Derivative financial instruments [member] | Financial institutions [member] | Over-the-counter market [member]
Disclosure of detailed information about financial instruments [line items]
B3	531,303,000,000	398,585,000,000
Swap [member] | Derivative financial instruments [member] | Companies [member] | Over-the-counter market [member]
Disclosure of detailed information about financial instruments [line items]
B3	69,337,000,000	69,185,000,000
Swap [member] | Derivative financial instruments [member] | Individuals [member] | Over-the-counter market [member]
Disclosure of detailed information about financial instruments [line items]
B3	6,065,000,000	31,387,000,000
Option contract [member]
Disclosure of detailed information about financial instruments [line items]
B3	1,738,849,000,000	1,720,205,000,000
Option contract [member] | Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
B3	1,738,849,000,000	1,720,205,000,000
Option contract [member] | Derivative financial instruments [member] | B3 [member]
Disclosure of detailed information about financial instruments [line items]
B3	1,617,643,000,000	1,624,988,000,000
Option contract [member] | Derivative financial instruments [member] | Over-the-counter market [member]
Disclosure of detailed information about financial instruments [line items]
B3	121,206,000,000	95,217,000,000
Option contract [member] | Derivative financial instruments [member] | Financial institutions [member] | Over-the-counter market [member]
Disclosure of detailed information about financial instruments [line items]
B3	84,865,000,000	66,291,000,000
Option contract [member] | Derivative financial instruments [member] | Companies [member] | Over-the-counter market [member]
Disclosure of detailed information about financial instruments [line items]
B3	35,021,000,000	28,511,000,000
Option contract [member] | Derivative financial instruments [member] | Individuals [member] | Over-the-counter market [member]
Disclosure of detailed information about financial instruments [line items]
B3	1,320,000,000	415,000,000
Forward [member]
Disclosure of detailed information about financial instruments [line items]
B3	23,989,000,000	5,134,000,000
Forward [member] | Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
B3	23,989,000,000	5,134,000,000
Forward [member] | Derivative financial instruments [member] | B3 [member]
Disclosure of detailed information about financial instruments [line items]
B3	23,097,000,000	4,381,000,000
Forward [member] | Derivative financial instruments [member] | Over-the-counter market [member]
Disclosure of detailed information about financial instruments [line items]
B3	892,000,000	753,000,000
Forward [member] | Derivative financial instruments [member] | Financial institutions [member] | Over-the-counter market [member]
Disclosure of detailed information about financial instruments [line items]
B3	892,000,000	292,000,000
Forward [member] | Derivative financial instruments [member] | Companies [member] | Over-the-counter market [member]
Disclosure of detailed information about financial instruments [line items]
B3		461,000,000
Credit derivatives [Member]
Disclosure of detailed information about financial instruments [line items]
B3	20,060,000,000	12,739,000,000
Credit derivatives [Member] | Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
B3	20,060,000,000	12,739,000,000
Credit derivatives [Member] | Derivative financial instruments [member] | B3 [member]
Disclosure of detailed information about financial instruments [line items]
B3	3,743,000,000	61,000,000
Credit derivatives [Member] | Derivative financial instruments [member] | Over-the-counter market [member]
Disclosure of detailed information about financial instruments [line items]
B3	16,317,000,000	12,678,000,000
Credit derivatives [Member] | Derivative financial instruments [member] | Financial institutions [member] | Over-the-counter market [member]
Disclosure of detailed information about financial instruments [line items]
B3	16,317,000,000	12,678,000,000
NDF [Member]
Disclosure of detailed information about financial instruments [line items]
B3	313,463,000,000	295,508,000,000
NDF [Member] | Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
B3	313,463,000,000	295,508,000,000
NDF [Member] | Derivative financial instruments [member] | B3 [member]
Disclosure of detailed information about financial instruments [line items]
B3	67,887,000,000	69,463,000,000
NDF [Member] | Derivative financial instruments [member] | Over-the-counter market [member]
Disclosure of detailed information about financial instruments [line items]
B3	245,576,000,000	226,045,000,000
NDF [Member] | Derivative financial instruments [member] | Financial institutions [member] | Over-the-counter market [member]
Disclosure of detailed information about financial instruments [line items]
B3	124,124,000,000	125,550,000,000
NDF [Member] | Derivative financial instruments [member] | Companies [member] | Over-the-counter market [member]
Disclosure of detailed information about financial instruments [line items]
B3	120,476,000,000	99,151,000,000
NDF [Member] | Derivative financial instruments [member] | Individuals [member] | Over-the-counter market [member]
Disclosure of detailed information about financial instruments [line items]
B3	976,000,000	1,344,000,000
Target flow of swap [member] | Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
B3	6,413,000,000	6,581,000,000
Target flow of swap [member] | Derivative financial instruments [member] | Over-the-counter market [member]
Disclosure of detailed information about financial instruments [line items]
B3	6,413,000,000	6,581,000,000
Target flow of swap [member] | Derivative financial instruments [member] | Companies [member] | Over-the-counter market [member]
Disclosure of detailed information about financial instruments [line items]
B3	R$ 1,273,000,000	R$ 1,241,000,000